Statements of Stockholders' Equity - USD ($)	Series A and Z Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Beginning balance, shares at Dec. 31, 2016	115,894	0
Beginning balance, amount at Dec. 31, 2016	$ 116	$ 0	$ 4,703,848	$ (1,872,908)	$ 0	$ 2,831,056
Conversion of preferred stock to common stock, shares	(115,894)	8,335,080
Conversion of preferred stock to common stock, amount	$ (116)	$ 8,335	(8,219)			0
Issuance of common stock at $6 per share for cash, net of $32,400 issuance costs, shares		789,674
Issuance of common stock at $6 per share for cash, net of $32,400 issuance costs, amount		$ 790	4,704,856			4,705,646
Tactic Pharma shares surrendered, shares		(2,888,727)
Tactic Pharma shares surrendered, amount		$ (2,889)	2,889			0
Shares issued in Gem transaction, net of issuance costs of $169,257, shares		3,055,394
Shares issued in Gem transaction, net of issuance costs of $169,257, amount		$ 3,055	18,329,310			18,332,365
Non-cash stock compensation			305,205			305,205
Net loss				(16,554,872)		(16,554,872)
Ending balance, shares at Dec. 31, 2017	0	9,291,421
Ending balance, amount at Dec. 31, 2017	$ 0	$ 9,291	28,037,889	(18,427,780)	0	9,619,400
Non-cash stock compensation			114,526			114,526
Net loss				(876,347)		(876,347)
Ending balance, shares at Mar. 31, 2018	0	9,291,421
Ending balance, amount at Mar. 31, 2018	$ 0	$ 9,291	28,152,415	(19,304,127)	0	8,857,579
Beginning balance, shares at Dec. 31, 2017	0	9,291,421
Beginning balance, amount at Dec. 31, 2017	$ 0	$ 9,291	28,037,889	(18,427,780)	0	9,619,400
Non-cash stock compensation						296,340
Net loss						(2,337,471)
Ending balance, shares at Sep. 30, 2018	0	9,291,421
Ending balance, amount at Sep. 30, 2018	$ 0	$ 9,291	28,334,229	(20,765,251)	(2,385)	7,575,884
Beginning balance, shares at Dec. 31, 2017	0	9,291,421
Beginning balance, amount at Dec. 31, 2017	$ 0	$ 9,291	28,037,889	(18,427,780)	0	9,619,400
Shares issued in Gem transaction, net of issuance costs of $169,257, amount						0
Non-cash stock compensation			529,332			529,332
Net loss				(3,227,932)		(3,227,932)
Other comprehensive gain (loss)					(2,396)	(2,396)
Ending balance, shares at Dec. 31, 2018	0	9,291,421
Ending balance, amount at Dec. 31, 2018	$ 0	$ 9,291	28,567,221	(21,655,712)	(2,396)	6,918,404
Beginning balance, shares at Mar. 31, 2018	0	9,291,421
Beginning balance, amount at Mar. 31, 2018	$ 0	$ 9,291	28,152,415	(19,304,127)	0	8,857,579
Non-cash stock compensation			88,570			88,570
Net loss				(640,184)		(640,184)
Other comprehensive gain (loss)					(1,579)	(1,579)
Ending balance, shares at Jun. 30, 2018	0	9,291,421
Ending balance, amount at Jun. 30, 2018	$ 0	$ 9,291	28,240,985	(20,125,067)	(1,579)	8,123,630
Non-cash stock compensation			93,244			93,244
Net loss				(640,184)		(640,184)
Other comprehensive gain (loss)					(806)	(806)
Ending balance, shares at Sep. 30, 2018	0	9,291,421
Ending balance, amount at Sep. 30, 2018	$ 0	$ 9,291	28,334,229	(20,765,251)	(2,385)	7,575,884
Non-cash stock compensation			232,992			232,992
Net loss				(890,461)		(890,461)
Other comprehensive gain (loss)					(11)	(11)
Ending balance, shares at Dec. 31, 2018	0	9,291,421
Ending balance, amount at Dec. 31, 2018	$ 0	$ 9,291	28,567,221	(21,655,712)	(2,396)	6,918,404
Non-cash stock compensation			233,776			233,776
Net loss				(1,376,235)		(1,376,235)
Other comprehensive gain (loss)					(2,127)	(2,127)
Ending balance, shares at Mar. 31, 2019	0	9,291,421
Ending balance, amount at Mar. 31, 2019	$ 0	$ 9,291	28,800,997	(23,031,947)	(4,523)	5,773,818
Beginning balance, shares at Dec. 31, 2018	0	9,291,421
Beginning balance, amount at Dec. 31, 2018	$ 0	$ 9,291	28,567,221	(21,655,712)	(2,396)	6,918,404
Non-cash stock compensation						734,365
Net loss						(3,018,015)
Ending balance, shares at Sep. 30, 2019	0	9,291,421
Ending balance, amount at Sep. 30, 2019	$ 0	$ 9,291	29,301,586	(24,673,727)	(12,195)	4,624,955
Beginning balance, shares at Mar. 31, 2019	0	9,291,421
Beginning balance, amount at Mar. 31, 2019	$ 0	$ 9,291	28,800,997	(23,031,947)	(4,523)	5,773,818
Non-cash stock compensation			257,633			257,633
Net loss				(905,700)		(905,700)
Other comprehensive gain (loss)					1,067	1,067
Ending balance, shares at Jun. 30, 2019	0	9,291,421
Ending balance, amount at Jun. 30, 2019	$ 0	$ 9,291	29,058,630	(23,937,647)	(3,456)	5,126,818
Non-cash stock compensation			242,956			242,956
Net loss				(736,080)		(736,080)
Other comprehensive gain (loss)					(8,739)	(8,739)
Ending balance, shares at Sep. 30, 2019	0	9,291,421
Ending balance, amount at Sep. 30, 2019	$ 0	$ 9,291	$ 29,301,586	$ (24,673,727)	$ (12,195)	$ 4,624,955